Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Entity Registrant Name	Secoo Holding Ltd
Entity Central Index Key	0001633441
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Ordinary shares
Entity Common Stock, Shares Outstanding	25,280,058
Class A
Entity Common Stock, Shares Outstanding	18,708,629
Class B
Entity Common Stock, Shares Outstanding	6,571,429